                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]:  Amendment Number:  _______________
  This Amendment (Check only one.):    [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WL Ross & Co. LLC
Address:    1166 Avenue of the Americas
            New York NY 10036
            United States


Form 13F File Number 001-32141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J Gibbons
Title:  CFO/Managing Director
Phone:  (212) 826-2042

Signature, Place, and Date of Signing:

  /S/ Michael J Gibbons             New York, NY          05/14/2008
 ----------------------         -------------------       ----------
      [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $302,457
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number         Name

  A            001-32141          WL Ross & Co. LLC

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                               13F Filing Report



As of Date:  03/31/08


                                                  Market
   SECURITY              Title of                Value (in       Par     SH/  Put/  Investement  Voting    Voting    Voting
  Description             Class       CUSIP     thousands)      Value   PRN   Call  Discretion    Sole     Shared     None

Assured Guaranty Ltd     COMMON     G0585R106    $ 35,954    1,514,500   SH           DEFINED        -     1,514,500     -
International
  Coal Group Inc.        COMMON     45928H106    $155,813   24,537,423   SH           DEFINED        -    24,537,423     -
Montpelier Re
  Holdings Ltd.          COMMON     G62185106    $110,690    6,896,552   SH           DEFINED        -     6,896,552     -
----------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL
 (IN THOUSANDS)                                  $302,457
TOTAL COUNT                                             3
